Shareholders’ Equity (Details) - Schedule of Black-Scholes Option Pricing Model Assumptions Used To Value	6 Months Ended
Jun. 30, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield (%)	0.00%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility (%)	92.59%
Risk-free interest rate (%)	3.38%
Expected term (in years)	5 years 8 months 12 days
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility (%)	95.67%
Risk-free interest rate (%)	3.73%
Expected term (in years)	6 years 1 month 6 days